SHORT TERM USD EMERGING MARKETS BOND ETF
SHORT TERM USD EMERGING MARKETS BOND ETF
Investment Objective
ProShares Short Term USD Emerging Markets Bond ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SHORT TERM USD EMERGING MARKETS BOND ETF ProShares Short Term USD Emerging Markets Bond ETF
Investment Advisory Fees	0.50%
Other Expenses	1.17%
Total Annual Fund Operating Expenses	1.67%	[1]
Fee Waiver/Reimbursement	(1.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.50%
[1]	Before Fee Waivers and Expense Reimbursements
[2]	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.50% through September 30, 2019. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SHORT TERM USD EMERGING MARKETS BOND ETF | ProShares Short Term USD Emerging Markets Bond ETF | USD ($)	51	412	797	1,878

The Fund pays transaction costs associated with the purchase and sale of securities. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 54% of the average value of its entire portfolio.
Principal Investment Strategies
The Index (is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity (“Short Term USD EM Bonds”) that are issued by Emerging Market sovereign governments (“Sovereigns”), non-sovereign government agencies and entities (“Sub-Sovereigns”), and corporations with significant government ownership (“Quasi-Sovereigns”). Those countries qualifying as “Emerging Markets” are determined by the Index Provider. As of May 31, 2018, the Index included bonds issued by Sovereigns or other qualifying entities domiciled in 27 such countries. These countries were: Argentina, Brazil, Chile, Colombia, Croatia, El Salvador, Hungary, Indonesia, Kazakhstan, Korea, Lebanon, Lithuania, Mexico, Pakistan, Panama, Philippines, Poland, Qatar, Romania, Russia, Serbia, Slovenia, South Africa, Sri Lanka, Turkey, Ukraine and Venezuela. The Index is constructed and maintained by Deutsche Bank AG (the “Index Provider”).

The Index is designed to represent the more liquid universe of Short Term USD EM Bonds. The bonds eligible for inclusion in the Index are expected to include those issued by Emerging Market Sovereigns, Sub-Sovereigns and Quasi-Sovereigns that: (1) are fixed rate and (2) have between zero and five years to maturity. Eligible bonds will also have a minimum face amount outstanding of $500 million. Callable, putable, zero coupon, inflation-linked and convertible bonds, among others, will be excluded. The Index includes both investment grade and below investment grade rated (i.e. “high yield”) securities and will include bonds, in the aggregate, that have a dollar weighted average years-to-maturity of three years or less.

The Index maintains certain issuer weight caps for diversification purposes, including limiting the weights of issuers from any particular country to no more than ten percent (10%) of the Index. The Index is reconstituted and rebalanced on a quarterly basis; cash from maturing issues or coupon payments is reinvested monthly. The Index is published under the Bloomberg ticker symbol “DBEMPRO”.

The Fund invests in debt securities that ProShare Advisors believes should track the performance of the Index. The Fund, under normal circumstances, seeks to remain fully exposed to the Index and will invest at least 80% of its total assets in securities of the Index.

The Fund will invest principally in the financial instruments set forth below.
  Debt Securities — The Fund invests in U.S. dollar-denominated debt securities issued by Sovereign, Sub-Sovereign or Quasi-Sovereign issuers deemed to be domiciled in “Emerging Markets” by the Index Provider that are offered for sale in the United States. Because the debt securities are U.S. dollar-denominated, fluctuations in currency exchange rates will not directly affect the principal or coupons associated with the debt securities.
ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index. The Fund may invest in only a representative sample of the securities in the Index or in securities not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. In managing the assets of the Fund, ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or instrument, nor does it conduct conventional investment research or analysis, or forecast market movement or trends.

The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends, or direction.

The Fund will concentrate its investments in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2018, the Index was concentrated in Eastern Europe and Latin America.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
  Credit Risk — The Fund could lose money if the issuer or guarantor of a debt instrument or a counterparty to a derivatives transaction or other transaction is or is perceived to be unable or unwilling to make timely payments to meet its contractual obligations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto. At times when credit risk increases, the price of debt instruments (and therefore the value of the Fund) typically decreases. Conversely, when credit risk of the debt instruments decreases, the value of debt instruments (and therefore the value of the Fund) typically increases. In using sampling techniques, the Fund may be overexposed to certain securities that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such securities.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. This may be due, in many cases, to the impact of a limited trading market in the component Index bonds on the calculation of the Index. Other factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
  Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers to make scheduled interest payments can negatively impact the performance of the Fund. Debt instruments may have varying levels of sensitivity to changes in interest rates. Typically, the value of outstanding debt instruments falls when interest rates rise. These factors may cause the value of an investment in the Fund to change.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s shares halt, investors may be temporarily unable to trade shares of the Fund.
  Eastern European Investments Risk — Investing in the securities of Eastern European issuers involves special or enhanced risks not usually associated with investing in more developed markets. Most Eastern European markets suffer from thin trading activity, uncertain investor protections, and often a lack of reliable corporate information. Eastern European economies may also be particularly vulnerable to changes in the international credit markets given their reliance on bank-related inflows of capital. In recent years, several Eastern European economies have faced significant credit and economic crises. Although some Eastern European economies are expanding, major challenges are still present as a result of their continued dependence on the Western European zone for credit. Some Eastern European countries continue to be sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Recent events in Russia may have an adverse impact on the Fund. In response to related political and military actions by Russia, the United States and the European Union have instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may cause a decline in the value and liquidity of securities offered by Russian issuers. Future sanctions could, among other actions, directly target transactions in Russian securities, impairing the ability of the Fund to buy, sell, receive, deliver, or obtain exposure to, those securities.
  Exposure to Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s and Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund may encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk. Because the Fund’s foreign investments will include issuers domiciled in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher. Economic, business, political, or social instability may adversely affect the value of emerging market securities more acutely than securities tied to developed foreign countries. Furthermore, any of these developments may result in a decline in the value of a country’s currency. Emerging markets are riskier than more developed markets because they may develop unevenly or may never fully develop. Investments in emerging markets are considered speculative.
  Fixed Income and Market Risk — The fixed income markets can be volatile, and the value of securities and other instruments correlated with these markets may fluctuate dramatically from day-to-day. Fixed income markets are subject to adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. These factors may also lead to increased volatility and reduced liquidity in the fixed income markets. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time. Further, fixed income securities in the Index may underperform other fixed income investments that track other markets, segments and sectors.
  Foreign Sovereign Risk — The Sovereign securities included in the Index are general obligations of the governments of certain emerging market countries and are guaranteed by the central banks of such countries. Despite this guarantee, sovereign nations have in the past and may in the future default on, restructure or otherwise change the terms of their debt to the detriment of security holders. Various factors may affect a sovereign’s willingness or ability to repay principal and/or interest in accordance with the terms of the debt, including: its reserves; the relative size of the debt burden on the sovereign’s economy as a whole; or political constraints. If a sovereign defaults on, restructures or otherwise changes the terms of a security held by the Fund, such change may have an adverse impact on the Fund’s returns. In addition, if a sovereign defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the sovereign. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses to the holders of such debt.
  Foreign Sub-Sovereign and Quasi-Sovereign Risk — Investments in the debt of Sub-Sovereigns (including agency-issued securities) and Quasi-Sovereigns (i.e., corporations that have significant government ownership) may or may not be issued by or guaranteed as to principal and interest by a governmental authority. Certain foreign government securities may be backed by the issuer’s right to borrow from a central bank or other regional banking entity while others may be backed only by the assets and credit of the issuing foreign entity. If an issuer of Sub-Sovereign or Quasi-Sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer.
  Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.
  High Yield Risk — Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a government or company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.
  Index Performance Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The particular Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.
  Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. Moderate economic recovery and recent policy changes may increase the likelihood that interest rates will rise. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities.
  Latin American Investments Risk — The Fund is exposed to risks associated with investments in Latin America, including, but not limited to: i) political, economic, or social instability in certain Latin American countries; ii) a heightened risk of high inflation and government deficits in certain Latin American countries; iii) natural disasters particularly likely to happen in Latin America; iv) heightened risk of currency devaluations; v) risks associated with Latin American economies’ significant dependence on the health of the U.S. economy; and vi) risks associated with Latin American economies’ sensitivity to fluctuations in the price of commodities such as oil and gas, minerals and metals (resulting from those economies’ heavy reliance on the export of such commodities).
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the debt securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the debt securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Because the Fund and the Index generally value such securities as of the bond market closing time, the daily NAV and Index performance may vary from the market performance of the Fund as of the Fund’s listing exchange close (typically at 4:00 p.m., Eastern Time). Furthermore, liquidity in such securities may be reduced after the applicable closing times. This may cause wider spreads and larger premiums and discounts than would otherwise be the case if each market was open until the close of trading on the Fund’s listing exchange. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Because of the nature of Short Term USD EM Bonds, shares may typically trade at a larger premium or discount to the value of the Fund’s holdings than shares of many other ETFs. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained.
  Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
  Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

  As a result, the performance of the Fund may vary, perhaps significantly, from the performance of the Index.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.
Annual Returns as of December 31

Best Quarter (ended 6/30/2016): 3.49% Worst Quarter (ended 12/31/2014): -4.11% The year-to-date return as of the most recent quarter, which ended June 30, 2018, was -1.65%.
Average Annual Total Returns<br/><br/>As of December 31, 2017
Average Annual Total Returns - SHORT TERM USD EMERGING MARKETS BOND ETF		One Year	Since Inception	Inception Date
ProShares Short Term USD Emerging Markets Bond ETF		3.33%	3.89%	Nov. 19, 2013
ProShares Short Term USD Emerging Markets Bond ETF | After Taxes on Distributions		1.82%	1.76%
ProShares Short Term USD Emerging Markets Bond ETF | After Taxes on Distributions and Sale of Shares		1.88%	1.97%
DBIQ Short Duration Emerging Market Bond Index	[1]	4.21%	3.92%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.